Shareholder Report, Average Annual Return (Details) WE0000000002516A_Dimensional US Real Estate ETF_Single_TSR Annual {Single}	12 Months Ended	44 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US Real Estate ETF – NAV
Average Annual Return, Percent	(3.21%)	0.88%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	14.89%
Dow Jones U.S. Select REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Average Annual Return, Percent	0.13%	1.71%